Acquisition of Correvio LLC (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2013
Assets acquired
Restricted cash and deposits			$ 1,274
Accounts receivable			6,142
Inventories			3,781
Prepaid expense and other assets			960
Property and equipment			413
Identifiable intangible assets			16,961
Goodwill	318	318	318
Liabilities assumed
Accounts payable and accrued liabilities			8,162
Deferred rent			107
Fair value of net assets acquired			$ 21,580